Lease Obligations - Summary of Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Total discounted lease obligations	$ 830	$ 1,277
Less: current portion of lease obligations	(405)	(489)
Non-current of lease obligations	$ 425	$ 788